Liabilities with financial and similar institutions	12 Months Ended
Dec. 31, 2021
Liabilities with financial and similar institutions
Liabilities with financial and similar institutions
18	Liabilities with financial and similar institutions

Breakdown of liabilities with financial and similar institutions

	12/31/2021	12/31/2020
Time deposits	139,477	—
Payables with credit card network	3,876,964	1,654,039
Interdependent relations	351,490	—
Securities sold under agreements to repurchase	973,533	102,874
Total liabilities with financial institutions	5,341,464	1,756,913